Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.	Fair Value of Financial Assets and Liabilities

Fair Value Hierarchy

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2020 and December 31, 2019 (in thousands):

	Fair Value Measurements as of December 31, 2020 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$32,643	$—	$—	$32,643
Total financial assets	$32,643	$—	$—	$32,643
Liabilities:
Derivative liability- related party	$—	$—	$25,155	$25,155
Total financial liabilities	$—	$—	$25,155	$25,155

	Fair Value Measurements as of December 31, 2019 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$50,622	$—	$—	$50,622
Total financial assets	$50,622	$—	$—	$50,622

As of December 31, 2020, and 2019, the carrying amounts of cash, accounts payable, and accrued expenses approximated their estimated fair values because of the short-term nature of these financial instruments. The Company’s cash equivalents, which are in money market funds, are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices as of December 31, 2020 and 2019.

As of December 31, 2020 and 2019, the outstanding debt from the Term Loan (Note 7) bears interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value.

There have been no transfers between fair value measure levels during the years ended December 31, 2020 and 2019.

Warrant Liability

As consideration for the Company’s Loan (see Note 7), the Company and the lender entered into a warrant agreement. The warrant was recorded as a liability at fair value upon issuance. The warrant was recorded at fair value on the Company’s consolidated balance sheet as a liability and discount to the Loan. It was subject to revaluation at each balance sheet date, and any changes in value were recorded as a component of gain or loss from valuation of warrant liability, until the earlier of their exercise or expiration or upon the completion of a liquidation event.

In 2019, upon the completion of the IPO and the resulting conversion of the Series A preferred shares, the outstanding Warrant became exercisable into 500,000 ordinary shares at $1.00 per share. Upon the completion of the IPO, the Warrant met the criteria for equity classification as it was indexed to the Company’s shares and therefore the Warrant was reclassified from a liability to an equity instrument and was included in additional paid-in capital. The following assumptions were used to measure the final fair value of the warrant liability prior to the IPO: average volatility of 61.1%, expected term of 8.36 years, average risk-free interest rate of 2.6%.

The following table presents the Warrant liability measured at fair value using unobservable inputs (Level 3) as of the year ended December 31, 2019 (in thousands):

Fair value at January 1, 2019	$100
Change in fair value of warrant liability	300
Reclassification of warrant liability	(400)
Fair value at December 31, 2019	$-

Derivative Liability – Note Purchase Agreements

During 2018, the Company entered into a number of note purchase agreements (see Note 8) in which it concluded that certain of the redemption and conversion features within the agreements met the bifurcation criteria under ASC 815, Derivatives and Hedging, and therefore should be accounted for separately from the debt (“Derivative Liability”). The Derivative Liability is recorded at fair value on the Company’s consolidated balance sheet as a liability and subject to revaluation at each balance sheet date, and any changes in value are recorded as a component of gain or loss in the change in valuation of derivative liability on the statements of operations.

In 2019, upon closing of the IPO, all the Company’s outstanding convertible notes payable, including principal, interest and premium thereon, converted into 175,210,373 ordinary shares. The automatic conversion upon the IPO was a settlement of the debt and the difference between the fair value of the shares issued in exchange for the convertible notes and the net carrying amount of the convertible notes was recorded as a loss on extinguishment of debt. See Notes 8 and 9 regarding the terms of the convertible notes payable and Series A preferred shares, respectively.

The following table presents the Derivative Liability measured at fair value using Level 3 inputs as of the year ended December 31, 2019 (in thousands):

Fair value at January 1, 2019	$36,567
Issuance of debt	1,256
Change in fair value of derivative liability	(2,782)
Conversion of debt- derivative liability	(35,041)
Fair value at December 31, 2019	$—

Development Derivative Liability

On October 30, 2020, the Company entered into a development funding agreement (“Development Agreement”) with MVIL under which MVIL agreed to provide funding to us to support our efforts to secure regulatory approval for elamipretide and to develop elamipretide for the treatment of Barth syndrome (“Barth”), geographic atrophy, an advanced form of dry-age related macular degeneration (“dry AMD”), Friedreich’s ataxia (“FRDA”), Duchenne cardiomyopathy (“DMDC”), Leber’s hereditary optic neuropathy (“LHON”) and mitochondrial replisome-related disorders, which we collectively refer to as the Designated Indications.

Under the Development Agreement, MVIL has paid $20.0 million to the Company upon execution of the Agreement, and in February 2021 paid $10.0 million to the Company upon completing enrollment of its ReCLAIM 2 Phase 2 clinical trial of elamipretide for the treatment of dry AMD (the “Tranche 2 Milestone Event’). MVIL has also agreed to pay $5.0 million within 15 days of the submission by the Company of a new drug application to the U.S. Food and Drug Administration (the “FDA”) for elamipretide for the treatment of Barth (the “Tranche 3 Milestone Event”). Upon receipt of funding for each Tranche 2 Milestone Event and Tranche 3 Milestone Event, the Company is required to issue a warrant exercisable for ordinary shares at an exercise price that is 115% of  the implied price of the Company’s ordinary shares on the date of issuance, with such number of ordinary shares being equal to the quotient of 30% of the amount of each funding received divided by the exercise price (“Future Warrants”).

Prior to the occurrence of the Tranche 3 Milestone Event, the Company may agree to add additional investors to the Agreement (each, an “Additional Investor”, and any such Additional Investors together with MVIL, the “Investors”), subject to the prior written consent of MVIL. The commitment from each such Additional Investor will be on the same terms and subject to the same conditions as the initial commitments, and, together with the commitment from MVIL, the aggregate commitments of the Investors will not exceed $70.0 million without the consent of MVIL.

In addition, upon the mutual agreement of the Company and the Investors, at any time after the Company receives positive data from a clinical trial in a Designated Indication, the Company may request that the Investors make additional commitments of up to an additional $35.0 million in the aggregate. Each Investor may agree to fund such commitment or not at its sole discretion.

The Company is required to make success payments to the Investors (“Success Payments”) upon receipt of an approval of elamipretide (a “Regulatory Approval”) of a NDA by the FDA or a marketing authorization application by the European Medicines Agency (the “EMA”) for the treatment of (i) dry AMD (a “Common Approval”) and (ii) Barth, FRDA, DMDC, replisome-related disorders or LHON (each, an “Orphan Approval”), subject to certain adjustments with most payments due in the 5th through 7th year following regulatory approval. No payments are owed should regulatory approval not be achieved for elamipretide in the designated indications.

If the first Regulatory Approval is an Orphan Approval, the Company will pay Success Payments of $2 million upon approval and then an additional $158 million in the aggregate in seven additional annual payments. All Success Payments will be proportionately adjusted in the event that the actual funding received by the Company from Investors is lower or greater than $70.0 million including as a result of the payment of the Additional Funding. If the first Regulatory Approval is a Common Approval, or upon a second regulatory approval (whether a Common Approval or an Orphan Approval), the Company will make total Success Payments reflecting a 27% internal rate of return over a seven-year term following such approval.

If the Company’s board of directors determines to seek a Regulatory Approval from both the FDA and EMA, then 66% of each applicable Success Payment will be due upon Regulatory Approval by the FDA and each applicable anniversary thereof and 34% of each applicable Success Payment will be due upon Regulatory Approval by the EMA and each applicable anniversary thereof.

In addition, the Company has agreed that its obligations to the Investors under the Development Agreement will be subordinated to its existing indebtedness owed to Hercules Capital, Inc. (“Hercules”) under the Company’s Loan and Security Agreement, as amended (Note 7). The Company, Hercules and the Investors have entered in a customary subordination agreement.

Upon execution of the Development Agreement, the Company issued a warrant to MVIL exercisable for 46,153,846 ordinary shares (“Initial Warrant”) at an exercise price of $0.13 with such number of ordinary shares being equal to the quotient of 30% of the amount of MVIL’s commitment divided by the exercise price. The warrant was immediately exercisable and has a term of three years.

The Development Agreement is presented as a derivative liability on the consolidated balance sheet as of December 31, 2020. The Success Payments feature in the Development Agreement meets the criteria for derivative accounting as it the has multiple underlying, payment provisions, nominal initial net investment and a net settlement provision.  The Development Agreement also includes provisions that allow for the issuance of Future Warrants upon receipt of additional funding. At inception, the Future Warrants were not considered “fixed-for-fixed” as the exercise price and number of ordinary shares are dependent on the date and share price at the date of the issuance. As such the Future Warrants were deemed to be liability classified. The Development Agreement and the Future Warrants are considered to be a hybrid instrument recorded as the development derivative liability on our consolidated balance sheets.

At the inception of the arrangement, the Company identified two units of account (i) the Initial Warrant and (ii) derivative liability, which included the Success Payments feature and the Future WarrantsThe development derivative liability was initially recorded at the value of the $18.1 million, the estimated fair value at inception of the arrangement, and is remeasured at fair value at each reporting date. The remaining amount of $1.9 million of the initial cash received of $20.0 million, was attributed to the Initial Warrants, which met the criteria for equity classification.

The development derivative liability is considered a level 3 fair value measurement, as it is dependent upon significant unobservable inputs. The derivative is valued using a scenario-based discounted cash flow method, whereby each scenario makes assumptions regarding the probability and timing of cash flows, and the present value of cash flows is determined using a risk-adjusted discount rate. The fair value of the  Future Warrants was estimated as of the inception of the agreement and as of December 31, 2020, using the Black Scholes Merton valuation model, with the following ranges of assumptions: volatility of 80.36% - 80.76%, simulated share price of $0.11 based on a Monte Carlo model,  risk-free rate of 0.17% - 0.19%, a term of 3 years and 9.6%- 10.5% discount for lack of marketability. Key inputs to the level 3 fair value model at inception and as of the reporting date include (i) the probability (100%) and timing of achieving stated development milestones to receive the next tranches of funding and the related issuance of Future Warrants upon receipt of the respective tranches of funding (ii) the probability and timing of achieving FDA and EMA approval of the designated indications, and (iii) the Company’s implied cost of borrowing (18.7% at inception and 16.6% as of reporting period).

The Initial Warrant met the criteria for equity classification and were recognized as a component of additional paid in capital and was not remeasured. The Initial Warrant of $1.9 million was represents the fair value at inception using a Black Scholes Merton model with the following assumptions: volatility of 80.76%, share price of $0.11, risk-free rate of 0.19%, a term of 3 years and 10.5% discount for lack of marketability.

The development derivative liability was remeasured at fair value on December 31, 2020 as a level 3 financial instrument, with the total change in valuation of the development derivative liability of $7.1 million recorded as a loss for the year ended December 31, 2020 on the consolidated income statement.